Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Berkshire Focus Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	28.67%	1.17%	16.30%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%

[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.